PROPERTY AND EQUIPMENT (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Computer equipment and software	$ 337	$ 30
Less: Accumulated Depreciation	(81)	(1)
Total property and equipment, net	$ 256	$ 29